Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital [Abstract]
Schedule of changes in options

	December 31, 2017	December 31, 2016
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Options outstanding, beginning	56,175,000	$0.19	56,150,000	$0.19
Options granted	1,120,000	1.00	100,000	0.85
Options exercised	(12,500)	0.15	-	-
Options expired and forfeited	(85,000)	1.00	(75,000)	0.40
Options outstanding, ending	57,197,500	$0.20	56,175,000	$0.19

Schedule of details of options outstanding

Exercise price	Weighted average contractual life	Number of options outstanding	Number of options exercisable
$0.15	4.45 years	45,000,000	29,062,500
$0.15	4.62 years	2,662,500	1,616,146
$0.40	4.94 years	8,400,000	4,375,000
$0.40	5.18 years	25,000	11,458
$1.00	5.47 years	50,000	19,792
$1.00	6.13 years	960,000	159,375
$1.00	6.61 years	100,000	-
4.57 years		57,197,500	35,244,271

Schedule of stock options Black-Scholes option pricing model
Year ended December 31, 2017
Expected life of options	5 years
Annualized volatility	60%
Risk-free interest rate	1.02% - 1.43%
Dividend rate	0%

Schedule of changes in warrants

	December 31, 2017	December 31, 2016
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Warrants outstanding, beginning	18,533,587	$1.64	1,933,625	$0.66
Warrants issued	5,185,129	4.91	16,599,962	1.75
Warrants exercised	(5,000)	2.00	-	-
Warrants outstanding, ending	23,713,716	$2.35	18,533,587	$1.64

Schedule of details in warrants outstanding
Exercise price	Weighted average contractual life	Number of warrants outstanding
$0.40 CAD - $2.00 CAD	3.35 years	21,723,121
$1.00 USD - $12.00 USD	0.26 years	2,000,595

Schedule of warrants Black-Scholes option pricing model
Year ended December 31, 2017
Expected life of warrants	2 years
Annualized volatility	60%
Risk-free interest rate	1.52%
Dividend rate	0%